Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long-term incentive plan [abstract]
Opening balance	$ 56.6	$ 67.2
Charge to income statement	29.0	28.5	$ 51.3
Salares Norte project costs capitalised	1.7	0.5
Payments	(32.4)	(37.3)
Translation adjustment	(1.9)	(2.3)
Balance at end of the year	53.0	56.6	$ 67.2
Current portion of long-term incentive plan	(30.6)	(28.4)
Non-current portion of long-term incentive plan	$ 22.4	$ 28.2
Maturity term	3 years